Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 03, 2023	May 28, 2022	May 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Company TSR ($)	Peer Group TSR ($)(3)	Net Income (in millions) ($)(4)	Operating Earnings, As Adjusted (in millions) ($)(5)
2023	5,835,567	(336,686)	1,696,974	577,205	66.45	131.62	42.1	245.3
2022	4,984,838	(1,966,393)	1,689,059	1,144,496	137.73	138.45	(27.1)	192.5
2021	6,388,353	16,841,666	1,747,008	3,875,768	210.48	199.04	174.6	245.5

Company Selected Measure Name	Operating Earnings
Named Executive Officers, Footnote	The total compensation reported in the above table is for the following NEOs:

Fiscal Year	CEO	Other NEOs
2023	Andi R. Owen	Jeffrey M. Stutz, Christopher M. Baldwin, John P. Michael, Debbie F. Propst
2022	Andi R. Owen	Jeffrey M. Stutz, Christopher M. Baldwin, John P. Michael, Debbie F. Propst
2021	Andi R. Owen	Jeffrey M. Stutz, Megan Lyon, Debbie F. Propst, B. Ben Watson

Peer Group Issuers, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2023, 2022, and 2021 is the same as our peer group as set in the Fiscal 2023 Compensation Program - Long-Term Incentives section of the CD&A except for 2021, which also included Wayfair, Floor & Decor Holdings, and Knoll. In 2022, Wayfair and Floor & Decor Holdings were removed as they no longer met the minimum criteria described in the aforementioned section. Knoll was acquired by MillerKnoll (F.K.A. Herman Miller) in July 2021. Also, Kimball International, Inc. was not included in 2023 as the company was acquired before the end of the fiscal year.
Changed Peer Group, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2023, 2022, and 2021 is the same as our peer group as set in the Fiscal 2023 Compensation Program - Long-Term Incentives section of the CD&A except for 2021, which also included Wayfair, Floor & Decor Holdings, and Knoll. In 2022, Wayfair and Floor & Decor Holdings were removed as they no longer met the minimum criteria described in the aforementioned section. Knoll was acquired by MillerKnoll (F.K.A. Herman Miller) in July 2021. Also, Kimball International, Inc. was not included in 2023 as the company was acquired before the end of the fiscal year.
PEO Total Compensation Amount	$ 5,835,567	$ 4,984,838	$ 6,388,353
PEO Actually Paid Compensation Amount	$ (336,686)	(1,966,393)	16,841,666
Adjustment To PEO Compensation, Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Reported Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496
2021	CEO	6,388,353	4,166,278	14,619,591	16,841,666
	Other NEOs	1,747,008	904,311	3,033,071	3,875,768
(a)Represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.

Footnotes continued on next page
(b)The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as well as the average for our other NEOs, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)
2021	CEO	13,255,049	1,292,410	—	9,919	—	62,213	14,619,591
	Other NEOs	2,833,444	187,112	—	1,017	—	11,498	3,033,071

Non-PEO NEO Average Total Compensation Amount	$ 1,696,974	1,689,059	1,747,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 577,205	1,144,496	3,875,768
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Reported Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496
2021	CEO	6,388,353	4,166,278	14,619,591	16,841,666
	Other NEOs	1,747,008	904,311	3,033,071	3,875,768
(a)Represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.

Footnotes continued on next page
(b)The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as well as the average for our other NEOs, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)
2021	CEO	13,255,049	1,292,410	—	9,919	—	62,213	14,619,591
	Other NEOs	2,833,444	187,112	—	1,017	—	11,498	3,033,071

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures
Operating Earnings, As Adjusted*
Revenue
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 66.45	137.73	210.48
Peer Group Total Shareholder Return Amount	131.62	138.45	199.04
Net Income (Loss)	$ 42,100,000	$ (27,100,000)	$ 174,600,000
Company Selected Measure Amount	245,300,000	192,500,000	245,500,000
PEO Name	Andi R. Owen	Andi R. Owen	Andi R. Owen
Additional 402(v) Disclosure	Amounts reported are based on total compensation reported in the Summary Compensation Table for our CEO and on average for our Other NEOs for the indicated covered fiscal years and adjusted as shown in the table below. The fair value of equity awards was computed in accordance with the Company's methodology used for financial reporting purposes.Net income (loss) used within this table refers to “Net earnings (loss) attributable to MillerKnoll, Inc.” as presented in our Annual Report on Form 10-K Consolidated Statements of Comprehensive Income.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings, As Adjusted*
Non-GAAP Measure Description	In accordance with Item 402(v) of Regulation S-K, we determined Operating Earnings, As Adjusted by the Compensation Committee, to be our Company Selected Measure (CSM) that is the most important financial performance measure for fiscal 2023 and the prior two years, not otherwise disclosed in this table, used to link Compensation Actually Paid (CAP) to our NEOs because it is the performance measure applied to both our AIP and LTI. For fiscal 2023, the Committee approved adjustments to Operating Earnings for restructuring amortization. For fiscal 2022, the Committee approved adjustments to operating earnings for (1) restructuring amortization, (2) acquisition-related costs, (3) removal of Knoll results from H1 performance tranche. For fiscal 2021, the Committee approved adjustments to operating earnings for restructuring amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
PEO | Equity Award Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,294,328	$ 2,272,521	$ 4,166,278
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,877,925)	(4,678,710)	14,619,591
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,139,605	1,291,231	13,255,049
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,495,253)	(5,265,971)	1,292,410
PEO | Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(547,281)	(726,187)	9,919
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	25,004	22,217	62,213
Non-PEO NEO | Equity Award Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,188	503,537	904,311
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,581)	(41,026)	3,033,071
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	202,126	535,890	2,833,444
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(490,073)	(663,576)	187,112
Non-PEO NEO | Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	143,163	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(84,229)	(69,635)	1,017
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 10,595	$ 13,132	$ 11,498